Convertible Notes Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Total debt discounts	$ 300,000	$ 221,515
Interest expense	$ 366,653	$ 340,961